OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

		As at December 31
(In millions of dollars)	Note	2022	2021

Deferred pension liability	23	—	3
Supplemental executive retirement plan	23	83	96
Stock-based compensation	25	60	49
Derivative instruments	17	398	189
Contract liabilities	5	61	52
Other		136	176

Total other long-term liabilities		738	565